Nationwide Growth Fund
FUND SUMMARY: NATIONWIDE GROWTH FUND
Objective
The Fund seeks long-term capital growth.
Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in "Investing with Nationwide Funds" commencing on page 8 of this Prospectus and in "Additional Information on Purchases and Sales" commencing on page 80 of the Statement of Additional Information.

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Nationwide Growth Fund	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R2 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	none	none	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	5.00%	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide Growth Fund		Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class R2 Shares	Institutional Service Class Shares
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	none
Other Expenses	[1]	0.56%	0.55%	0.55%	0.55%	0.72%	0.80%
Total Annual Fund Operating Expenses		1.41%	2.15%	2.15%	1.15%	1.82%	1.40%
Amount of Fee Waiver/Expense Reimbursement	[2]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.34%	2.08%	2.08%	1.08%	1.75%	1.33%
[1]	"Other Expenses" have been restated to reflect a new methodology for the allocation of certain Fund expenses, including those relating to the provision of administration and transfer agency services, effective May 1, 2010.
[2]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 1.12% ("Expense Limitation Agreement"), as well as a separate written contract pursuant to which the Adviser has agreed to waive 0.04% in addition to any amounts it waives pursuant to the Expense Limitation Agreement ("Supplemental Fee Waiver Agreement"). Effective January 1, 2012, both the Expense Limitation Agreement and the Supplemental Fee Waiver Agreement will be replaced by a written amendment to the Expense Limitation Agreement limiting operating expenses to 0.65% until at least February 28, 2013 ("Amended Expense Limitation Agreement"). Under both the Expense Limitation Agreement and the Amended Expense Limitation Agreement, the levels to which operating expenses are limited apply to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. All of these contracts may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser (except for amounts waived under the Supplemental Fee Waiver Agreement), provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative service fees can be found in "Investing with Nationwide Funds" on page 12 of this Prospectus.

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Nationwide Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	704	989	1,295	2,163
Class B Shares	711	966	1,348	2,201
Class C Shares	311	666	1,148	2,477
Class D Shares	555	792	1,048	1,779
Class R2 Shares	178	566	979	2,132
Institutional Service Class Shares	135	436	759	1,674

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption - Nationwide Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	211	666	1,148	2,201
Class C Shares	211	666	1,148	2,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal year ending October 31, 2010, the Fund's portfolio turnover rate was 148.92% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. In selecting stocks, the subadviser generally employs both quantitative techniques (mathematical and statistical methods) and fundamental analysis (qualitative research) to identify companies that appear to have favorable long-term growth potential and the likelihood of positive earnings revisions, along with the financial resources to capitalize on growth opportunities. The subadviser also uses quantitative techniques to construct an overall portfolio in order to add to the Fund's performance while moderating its risk versus the Fund's benchmark. The Fund may engage in active and frequent trading of portfolio securities.

The Fund reviews holdings closely and will typically sell a company's securities if there is:

—	a deterioration in business quality (e.g., loss of business focus, change in competitive landscape, management changes);
—	a change in valuation (e.g., achieves price target);
—	significant corporate activity (e.g. takeover or merger); or
—	the emergence of more attractive investment opportunities.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "value" stocks.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund's performance and may:

—	increase share price volatility and
—	result in additional tax consequences for Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund's potential risks. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class D Shares (Years Ended December 31,)

Best Quarter: 15.52% – 4th qtr. of 2001 Worst Quarter: -28.00% – 1st qtr. of 2001

After-tax returns are shown in the table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class C and Class R2 shares are March 1, 2001, and October 1, 2003, respectively. Institutional Service Class shares have not commenced operations as of the date of this Prospectus. Pre-inception historical performance for these classes is based on the previous performance of Class D shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns For the Periods Ended December 31, 2010:
Average Annual Total Returns - Nationwide Growth Fund	1 Year	5 Years	10 Years
Class A Shares	14.38%	3.23%	(0.93%)
Class B Shares	15.44%	3.40%	(1.21%)
Class C Shares	19.44%	3.76%	(1.09%)
Class D Shares	16.23%	3.82%	(0.49%)
Class D Shares After Taxes on Distributions	16.22%	3.79%	(0.51%)
Class D Shares After Taxes on Distributions and Sales of Shares	10.57%	3.28%	(0.42%)
Class R2 Shares	20.81%	4.15%	(0.42%)
Institutional Service Class Shares	21.78%	4.79%	(0.03%)
Russell 1000 Growth Index (The Index does not pay sales charges, fees or expenses.)	16.71%	3.75%	0.02%